Exploration Expenditures	12 Months Ended
Dec. 31, 2024
Exploration Expenditures [Abstract]
EXPLORATION EXPENDITURES
13.	Exploration expenditures

The Company’s exploration expenditures by activity are as follows:

For the year ended December 31,	2024	2023
Salaries, geological consultants and support, and travel	$14,800	$8,775
Site preparation, supplies, field and general	12,805	8,195
Drilling and drilling related costs	14,877	4,339
Assay and analysis	2,735	502
Community relations, environmental and permitting	8,631	7,303
Concession fees	553	565
Studies	3,878	42
Reclamation provision	2,216	304
Amortization	1,012	928
	$61,507	$30,953

Pursuant to agreements with local communities, the Company is required to make certain monthly community support payments.

The Company’s exploration expenditures by jurisdiction are as follows:

For the year ended December 31,	2024	2023
Ecuador	$59,547	$29,365
Chile	86	306
Mexico	162	176
Peru and other	1,712	1,106
	$61,507	$30,953